Liquidity and Summary of Significant Accounting Principles (Details 2) - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	May 04, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator for basic income (loss) per share	$ (1,916,673)			$ (3,211,516)			$ (52,808,108)	$ (18,883,272)
Denominator for basic and fully diluted income (loss) per share weighted average outstanding common shares	9,927,112						125,951,100	120,516,225
Numerator adjustment for potential dilutive securities				0
Numerator for basic income (loss) per share				$ (3,211,516)
Denominator for basic income (loss) per share weighted average outstanding common shares	9,927,112			9,876,605
Dilutive effect of convertible debt				0
Denominator for diluted income (loss) per share weighted average outstanding common shares	9,927,112			9,876,605
Basic and diluted earnings (loss) per share
Basic (in dollars per share)	$ (0.19)			$ (0.33)
Diluted (in dollars per share)	$ (0.19)			$ (0.33)
Predecessor [Member]
Numerator for basic income (loss) per share		$ (13,828,987)	$ 28,173,934		$ (10,592,224)	$ (10,592,224)	$ (52,808,108)
Denominator for basic and fully diluted income (loss) per share weighted average outstanding common shares		125,951,100
Numerator adjustment for potential dilutive securities			172,546		0
Numerator for basic income (loss) per share			$ 28,346,480		$ (10,592,224)
Denominator for basic income (loss) per share weighted average outstanding common shares			125,951,100		125,951,100
Dilutive effect of convertible debt			67,307,692		0
Denominator for diluted income (loss) per share weighted average outstanding common shares			193,258,792		125,951,100
Basic and diluted earnings (loss) per share
Basic (in dollars per share)		$ (0.11)	$ 0.22		$ (0.08)
Diluted (in dollars per share)		$ (0.11)	$ 0.15		$ (0.08)